UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Wealth Management, LLC
Address: 520 Madison Avenue, 26th Floor
         New York, New York 10022


Form 13F File Number: 28-13688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Moran
Title: General Counsel
Phone: 212-396-5910

Signature, Place, and Date of Signing:

/s/Kevin Moran        New York, New York           11/11/2011
--------------------  ---------------------------  ----------
Name                  Place                        Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
-------------------    ----------------------------------
028-12765              Tiedemann Trust Company
028-10562              AllianceBernstein, L.P.


PAGE>
                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   1

     Form 13F Information Table Entry Total:             26

     Form 13F Information Table Value Total:   $     16,480
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Buckeye Partners LP                     UNIT LTD PTN  118230101      331    5288   SH      Defined         1     5288
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108      228    8509   SH      Defined         1     8509
CURRENCYSHARES AUSTRALIAN DL            PUT           23129U951     4340   44700       PUT Defined         1    44700
EGShares Emerging Markets Consumer      EMRG GL DJ SH 268461779       70    3535   SH      Defined         1     3535
El Paso Pipeline Partners L P           COM UNIT LPI  283702108      435   12255   SH      Defined         1    12255
Enbridge Energy Partners, L.P.          COM           29250R106      244    8868   SH      Defined         1     8868
Energy Transfer Equity L P Common Unit  COM UT LTD P  29273V100      175    5028   SH      Defined         1     5028
Enterprise Products Partners LP         COM           293792107      422   10500   SH      Defined         1    10500
Ev Energy Partners, LP                  COM UNITS     26926V107      165    2305   SH      Defined         1     2305
iShares Dow Jones US Technology         DJ US TECH SC 464287721      438    7400   SH      Defined         1     7400
iShares MSCI Canada Index               MSCI CDA INDX 464286509      130    5081   SH      Defined         1     5081
Magellan Midstream Partners LP          COM UNIT LP   559080106      342    5670   SH      Defined         1     5670
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605      345    7990   SH      Defined         1     7990
Market Vectors Gold Miners ETF          GOLD MNR ETF  57060U100      573   10400   SH      Defined         1    10400
Nustar Energy L.P.                      UNIT COM      67058H102      267    5115   SH      Defined         1     5115
Oneok Partners LP                       UNIT LTD PTN  68268N103      286    6140   SH      Defined         1     6140
Pioneer Southwest Energy LP             UNIT LP INT   72388B106      163    6730   SH      Defined         1     6730
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105      314    5337   SH      Defined         1     5337
POWERSHS DB US DOLLAR INDEX             CALL          73936D907      535   24000      CALL Defined         1    24000
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849      151    4700   SH      Defined         1     4700
SPDR Gold Trust                         GOLD SHS      78463V107     2545   16100   SH      Defined         1    16100
SPDR S&P 500 ETF TR                     PUT           78462F953     2602   23000       PUT Defined         1    23000
Targa Resources Partners LP             COM UNIT      87611X105      167    5065   SH      Defined         1     5065
Vanguard Energy ETF                     ENERGY ETF    92204A306      736    8530   SH      Defined         1     8530
Vanguard Natural Resources LLC          COM UNIT      92205F106      119    4550   SH      Defined         1     4550
Western Gas Partners L.P.               COM UNT LP IN 958254104      189    5585   SH      Defined         1     5585
Williams Partners Common Unit LP        COM UNT LP    96950F104      168    3095   SH      Defined         1     3095
